Loss Per Share - Antidilutive Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Total potentially dilutive shares	127,664	137,153
Redeemable Units
Earnings per share [line items]
Total potentially dilutive shares	96,699	107,443
Options
Earnings per share [line items]
Total potentially dilutive shares	24,103	25,528
RSUs
Earnings per share [line items]
Total potentially dilutive shares	6,862	4,182